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                                           File No. 033-79166, 811-8522
                                           Filed under Rule 497(e)


                          The Equi-Select Series Trust

                             Prospectus Supplement

                                August 18, 1998

                                    to the
                       Prospectus dated May 1, 1998 for
                       for the Equi-Select Series Trust


   |------------------------------------------------------------------------|
   |                                                                        |
   | The substitution of shares of each portfolio of the Equi-Select Series | | Trust with shares of similar portfolios of The GCG Trust as described | | in your current Prospectus was effected as of close of business on | | August 14, 1998. Potential investors should look at The GCG Trust |
   | Prospectus for additional investment options.                          |
   |                                                                        |
   |------------------------------------------------------------------------|

     This supplement should be retained with your Prospectus for the Equi-Select Series Trust.


     5569-CON                                                        8/18/98